Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Basis of preparation and accounting developments
The financial information in these Condensed Consolidated Interim Financial Statements is unaudited and does not constitute statutory accounts as defined in section 434 of the UK Companies Act 2006. These Condensed Consolidated Interim Financial Statements were approved by the Board of Directors on 11 August 2022. Statutory accounts for the year ended 31 December 2021 have been delivered to the Registrar of Companies.
The Condensed Consolidated Interim Financial Statements reflect all adjustments that, in the opinion of management, are necessary for a fair statement of the results of operations for the interim period. All such adjustments to the financial information are of a normal, recurring nature. Because the results from common banking activities are so closely related and responsive to changes in market conditions, the results for any interim period are not necessarily indicative of the results that can be expected for the year.
The Condensed Consolidated Interim Financial Statements have been prepared in accordance with International Accounting Standard IAS 34 ‘Interim Financial Reporting', as issued by the International Accounting Standards Board (IASB) and adopted in the UK, and the Disclosure Guidance and Transparency Rules sourcebook of the UK's Financial Conduct Authority (FCA). They do not include all the information and disclosures normally required for full annual financial statements and should be read in conjunction with the Consolidated Financial Statements of Santander UK plc (the Company) and its subsidiaries (collectively Santander UK or the Santander UK group) for the year ended 31 December 2021 which were prepared in accordance with UK-adopted International Accounting Standards (IAS). Those consolidated financial statements were also prepared in accordance with IFRSs as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee, as there were no applicable differences from IFRSs as issued by the IASB for the periods presented.
Except as noted below, the same accounting policies, presentation and methods of computation are followed in these Condensed Consolidated Interim Financial Statements as were applied in the presentation of Santander UK’s 2021 Annual Report.
Future accounting developments
Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2
In February 2021, the IASB amended IAS 1 Presentation of Financial Statements to require entities to disclose their material rather than their significant accounting policies. To support this amendment, the IASB also amended IFRS Practice Statement 2 Making Materiality Judgements to provide guidance on how to apply the concept of materiality. The amendments are effective for annual periods beginning on or after 1 January 2023 with earlier application permitted. The amendments are awaiting UK endorsement. The amendments are expected to streamline and improve our accounting policy disclosures by making them more specific to the Santander UK group.
Property, plant and equipment
Property, plant and equipment
During H122, Santander UK expanded its accounting policy for 'Property, plant and equipment' to separately address properties which it no longer occupies, and to identify such properties as ‘Investment property’. This change had no financial impact on these Condensed Consolidated Interim Financial Statements.
Property that is held for long-term rental yields or for capital appreciation or both, and that is not occupied by the companies in the Santander UK group, is classified as investment property and included in property, plant and equipment. Investment property is accounted for in the same manner as owner-occupied property. In addition, rental income from investment property is recognised as other revenue on a straight-line basis over the term of the lease. Lease incentives granted are recognised as an integral part of the total rental income, over the term of the lease.

Cash and cash equivalents
Cash and cash equivalents
Following a decision by the IFRS Interpretations Committee in April 2022, Santander UK updated its accounting policy to exclude from cash and cash equivalents Reserves Collateralisation Accounts (RCAs) balances held at the BoE relating to Santander UK’s participation in certain payments schemes. Instead, RCAs balances are classified as restricted balances and included within 'change in operating assets' in the cash flow statement. Prior periods have been restated.
For the purposes of the cash flow statement, cash and cash equivalents comprise balances with less than three months maturity from the date of acquisition, including cash and non-restricted balances with central banks, treasury bills and other eligible bills, loans and advances to banks and short-term investments in securities. Balances with central banks represent amounts held at the BoE as part of the Santander UK group’s liquidity management activities. It includes certain minimum cash ratio deposits held for regulatory purposes and reserves collateralised accounts in respect of Santander UK’s participation in certain payments schemes which are required to be maintained with the BoE and are restricted balances.

Non-current assets held for sale
Non-current assets held for sale
Non-current assets (or disposal groups) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction rather than continuing use. In order to be classified as held for sale, the asset must be available for immediate sale in its present condition subject only to terms that are usual and customary, and the sale must be highly probable. Non-current assets (or disposal groups) held for sale are measured at the lower of carrying amount and fair value less cost to sell, with the exception of financial instruments which remain governed by the requirements of IFRS 9 and are held at their IFRS 9 carrying value.

Going concern
Going concern
In light of the continuing economic uncertainty, the Directors updated their going concern assessment in preparing these Condensed Consolidated Interim Financial Statements. After making enquiries, the Directors have a reasonable expectation that Santander UK has adequate resources to continue in operational existence for at least twelve months from the date of this report and, therefore, having reassessed the principal risks and uncertainties, the Directors consider it appropriate for the Condensed Consolidated Interim Financial Statements to be prepared on a going concern basis.
In making their going concern assessment in connection with preparing the Condensed Consolidated Interim Financial Statements, the Directors considered a wide range of information that included Santander UK’s long-term business and strategic plans, forecasts and projections, estimated capital, funding and liquidity requirements, contingent liabilities and the reasonably possible changes in trading performance arising from potential economic, market and product developments.

Critical judgements and accounting estimates
CRITICAL JUDGEMENTS AND ACCOUNTING ESTIMATES
The preparation of the Condensed Consolidated Interim Financial Statements requires management to make judgements and accounting estimates that affect the reported amount of assets and liabilities at the reporting date and the reported amount of income and expenses during the reporting period. Management evaluates its judgements and accounting estimates, which are based on historical experience and on various other factors that are believed to be reasonable under the circumstances, on an ongoing basis. Actual results may differ from these accounting estimates under different assumptions or conditions. In preparing the Condensed Consolidated Interim Financial Statements, no significant judgements were made in applying the accounting policies, other than those involving estimations about credit impairment losses, provisions and contingent liabilities, pensions and goodwill. There has been no change in the inherent sensitivity of the areas of judgement in the period. Management have considered the impact of developments in principal risks and uncertainties, as set out in the Risk review, on critical judgements and accounting estimates.
a) Credit impairment losses

Key judgements	–Determining an appropriate definition of default
–Establishing the criteria for a significant increase in credit risk (SICR) and, for corporate borrowers, internal credit risk rating
–Determining appropriate post model adjustments
–Assessing individual corporate Stage 3 exposures
Key estimates	–Forward-looking multiple economic scenario assumptions
–Probability weights assigned to multiple economic scenarios
For more on each of these key judgements and estimates, see 'Critical judgements and accounting estimates applied in calculating ECL' in the ‘Credit risk – credit risk management’ section of the Risk review in the 2021 Annual Report.
Sensitivity of ECL allowance
For detailed disclosures, see 'Sensitivity of ECL allowance' in the ‘Credit risk – credit risk management’ section of the Risk review.
b) Provisions and contingent liabilities

Key judgements	–Determining whether a present obligation exists
–Assessing the likely outcome of future legal decisions
Key estimates	–Probability, timing, nature and amount of any outflows that may arise from past events
Included in Litigation and other regulatory provisions in Note 24 are amounts in respect of management’s best estimates of liability relating to a legal dispute regarding allocation of responsibility for a specific PPI portfolio of complaints, and Plevin related litigation. Note 26 provides disclosure relating to ongoing factual issues and reviews that could impact the timing and amount of any outflows.
Note 26 includes disclosure relating to an investigation in relation to the historical involvement of Santander UK plc, Santander Financial Services plc and Cater Allen International Limited (all subsidiaries of Santander UK Group Holdings plc) in German dividend tax arbitrage transactions, as well as an FCA civil regulatory investigation which commenced in July 2017 into our compliance with the Money Laundering Regulations 2007 and potential breaches of FCA principles and rules relating to anti-money laundering and financial crime systems and controls.
These judgements are based on the specific facts available and often require specialist professional advice. There can be a wide range of possible outcomes and uncertainties, particularly in relation to legal actions, and regulatory and consumer credit matters. As a result, it is often not possible to make reliable estimates of the likelihood and amount of any potential outflows, or to calculate any resulting sensitivities. For more on these key judgements and estimates, see Notes 24 and 26.
c) Pensions

Key judgements	–Setting the criteria for constructing the corporate bond yield curve used to determine the discount rate
–Determining the methodology for setting the inflation assumption
Key estimates	–Discount rate applied to future cash flows
–Rate of price inflation
–Expected lifetime of the schemes' members
–Valuation of pension fund assets whose values are not based on market observable data
For more on each of these key judgements and estimates, see Note 25.
Sensitivity of defined benefit pension scheme estimates
For detailed disclosures, see ‘Actuarial assumption sensitivities’ in Note 25. The Scheme was invested in certain assets whose values are not based on market observable data, such as investments in private equity funds and property. Due diligence has been conducted to ensure the values obtained in respect of these assets are appropriate and represent fair value. Given the nature of these investments, we are unable to prepare sensitivities on how their values could vary as market conditions or other variables change.
d) Goodwill

Key judgements:
–Determining the basis of goodwill impairment calculation assumptions, including management's planning assumptions considering internal capital allocations needed to support Santander UK's strategy, current market conditions and the macro-economic outlook.

Key estimates:	–Forecast cash flows for cash generating units, including estimated allocations of regulatory capital
–Growth rate beyond initial cash flow projections
–Discount rates which factor in risk-free rates and applicable risk premiums
All of these variables are subject to fluctuations in external market rates and economic conditions beyond management’s control
For more on each of these key judgements and estimates, see Note 16.
Sensitivity of goodwill
For detailed disclosures, see ‘Sensitivities of key assumptions in calculating VIU’ in Note 20 to the Consolidated Financial Statements in the 2021 Annual Report.
Resegmentation of Retail Banking business
As reflected in the 2021 Annual Report, the segmental basis of presentation in these Condensed Consolidated Interim Financial Statements changed following a management review of our structure in Q4 2021. Previously, Consumer Finance was managed as part of Retail Banking.
Santander UK plc transferred a significant part of its Corporate & Investment Banking business to the London branch of Banco Santander SA under a Part VII banking business transfer scheme, which completed on 11 October 2021. The residual parts of the Corporate & Investment Banking business have been wound down or transferred to other segments. For the periods prior to its sale, the Corporate & Investment Banking business met the requirements for presentation as discontinued operations. For more details, see Note 33.